SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Revenue) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Sale of products | ₪			₪ 311,978	₪ 294,202	₪ 312,514
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Sale of products | $	[1]	$ 89,985

[1]	Convenience Translation into US Dollars.